Income Taxes (Details Narrative)	12 Months Ended
Mar. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Net Operating Loss Carry-Forwards	$ 9,203,440
Operating Loss Carry-Forwards Expiration Date	Jan. 01, 2033
Effective Tax Rate	34.00%